Commitments and guarantee (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Purchase of raw materials and services	$ 6,421	$ 5,361
Purchase of energy	1,767	2,316
Total	$ 8,188	$ 7,677